LEASES	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
LEASES
NOTE 12 – LEASES
As described in note 1, on January 1, 2019, the Company adopted IFRS 16 "Leases", which resulted in the recognition of lease liabilities and right-of-use assets for operating lease contracts with fixed terms and future minimum lease payments as summarized in the following table:

TOTAL
Non-cancellable operating lease commitments as of December 31, 2018*	1,869
Recognition exemption for leases of low-value assets	(58)
Recognition exemption for short-term leases	(20)
Undiscounted operating lease commitments as of January 1, 2019	1,791
Effects of discounting using incremental borrowing rates (weighted average rate of 4.7%)	(632)
Lease liabilities related to assets held for sale	(23)
Additional lease liabilities as of January 1, 2019 from leases previously classified as operating leases in accordance with IAS 17	1,136
* As reported in the consolidated financial statements for the year ended December 31, 2018 - note 8.4

Following the application of the modified retrospective method at the date of implementation of IFRS 16 on January 1, 2019, whereby right-of-use assets of 1,405 were measured at an amount equal to the lease liabilities of 1,136, increased by 77 related to favorable terms of operating leases acquired as part of previous business combinations and 192 related to amounts prepaid for the right of use of land, both reclassified from intangible assets. There was no impact on deferred tax assets and deferred tax liabilities as the corresponding deferred tax assets and deferred tax liabilities attributable to the lease liabilities and right-of-use assets relate to income taxes levied by the same taxation authority within the same legal entity and were therefore offset.
For leases that were classified as finance leases applying IAS 17, the carrying amount of the right-of-use asset and the lease liability at the date of initial application is the carrying amount of the lease asset and lease liability immediately before that date measured applying IAS 17 on December 31, 2018. The carrying amount of finance lease assets and lease liabilities was 363 and 423, respectively as of December 31, 2018. Accordingly, the total right-of-use assets and lease liabilities as of January 1, 2019 were 1,768 and 1,559, respectively.
There were no impacts on retained earnings upon implementation of IFRS 16.
The lease liabilities were 1,494 as of June 30, 2019. The corresponding interest expense for the six months ended June 30, 2019, amounted to 51. The portion of the lease payments recognized as a reduction of the lease liabilities and as a cash outflow from financing activities amounted to 156 for the six months ended June 30, 2019.
The maturity of the lease liabilities as of June 30, 2019, is as follows:

	<= 1 year	1-3 Years	4-5 years	> 5 years	TOTAL
Maturities of lease liabilities	316	481	285	412	1,494

The right-of-use assets as of June 30, 2019 and the depreciation and impairment charges for the six months ended June 30, 2019 amounted to 1,649 and 197 respectively, and are shown below by underlying class of asset:

	Carrying amount	Depreciation and impairment charges
Land, buildings and improvements	864	(55)
Machinery, equipment and others	785	(142)
Total	1,649	(197)

The additions to right-of-use assets amounted to 54 for the six months ended June 30, 2019.
The Company recognizes the expenses of short-term leases and leases of low-value assets on a straight-line basis over the lease term. The expenses related to short-term leases and leases of assets of low value were 92 and 33, respectively, for the six months ended June 30, 2019.
Expenses related to variable lease payments not included in the measurement of lease liabilities were 29 for the six months ended June 30, 2019.
There were neither income from subleasing right-of-use assets nor gains or losses from sales and leaseback for the six months ended June 30, 2019.